Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) truck	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jan. 01, 2020 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Number of reporting units | truck		2
Cash and cash equivalents	$ 763,750	$ 840,913	$ 85,688		$ 907,530	$ 698,386	$ 75,515
Restricted cash—current	0	4,365	0		10,952	8,896	4,132
Restricted cash and cash equivalents—non-current	0	4,000	4,144		4,000	0	$ 0
Deposits	0	300	0
Goodwill impairment		0	0	$ 0
Impairment of indefinite-lived intangible assets			0	0
Impairment of long-lived assets held-for-use			0	0
Advertising expense		700	2,500	200
Foreign currency loss		800	0	0
Finance lease asset		31,463
Finance lease, liability		15,026
Accumulated deficit	680,398	$ 560,174	188,480		$ 417,938	$ 338,234
Trademarks
Restricted Cash and Cash Equivalents Items [Line Items]
Useful life		12 years
Warrant Liability
Restricted Cash and Cash Equivalents Items [Line Items]
Change in estimated fair value		$ 0	(3,339)	$ 3,500
Mandatorily Redeemable Preferred Stock
Restricted Cash and Cash Equivalents Items [Line Items]
Change in estimated fair value	1,300	1,324
Cumulative Effect, Period of Adoption, Adjustment
Restricted Cash and Cash Equivalents Items [Line Items]
Finance lease asset								$ 34,800
Finance lease, liability								$ 16,000
Accumulated deficit		800
Net Assets		32,400
Financing liability		12,800
Pinal Land Holdings, LLC
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents—non-current	0	$ 4,000	0
Minimum | Licenses
Restricted Cash and Cash Equivalents Items [Line Items]
Useful life		5 years
Maximum | Licenses
Restricted Cash and Cash Equivalents Items [Line Items]
Useful life		7 years
Money Market
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and cash equivalents	747,100	$ 827,100	73,000
Restricted cash—current		4,100
Restricted cash and cash equivalents—non-current	$ 0	$ 4,100	$ 4,100